Commitments and Contingencies (Details) - USD ($)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description	The underwriters are entitled to an underwriting discount of $0.20 per Unit, or $6.0 million in the aggregate (or $6.9 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. An additional fee of $0.35 per Unit, or $10.5 million in the aggregate (or approximately $12.1 million in the aggregate	the underwriters were entitled to an underwriting discount of $0.20 per Unit on 31,740,000 Units, or approximately $6.3 million, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per Unit, or approximately $12.1 million in the aggregate
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)		4,500,000
Anshor Investors [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commission (in Dollars)		$ 2,760,000
Units sold		2,405,700